EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Disclosure of earnings per share

	Years ended December 31
(In millions of dollars, except per share amounts)	2018	2017
		(restated, see note 2)

Numerator (basic) - Net income for the year	2,059	1,845

Denominator - Number of shares (in millions):
Weighted average number of shares outstanding - basic	515	515
Effect of dilutive securities (in millions):
Employee stock options and restricted share units	1	2

Weighted average number of shares outstanding - diluted	516	517

Earnings per share:
Basic	$4.00	$3.58
Diluted	$3.99	$3.57